Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Operating
Net income (loss)	$ 8,371	$ 1,105	$ (5,902)	$ 1,301
Adjustments for items not involving cash:
Non-cash items	2,344	1,989	36,070	7,605
Changes in non-cash working capital:
Increase in amounts receivable	(7,149)	(406)	(11,919)	(726)
Increase in inventories	(1,062)	(2,440)	(8,052)	(5,278)
Decrease (increase) in prepaid and other assets	(836)	(154)	86	(10)
(Decrease) increase in amounts payable and accrued liabilities	(3,555)	3,164	(8,229)	5,614
Increase (decrease) in income tax payable	6,277	163	15,203	(682)
Decrease (increase) in other long-term receivables	4,368	(1,551)	3,236	(1,676)
Cash provided by operating activities	8,758	1,870	20,493	6,148
Investing
Exploration and evaluation assets and expenditures	(887)	(184)	(1,179)	(754)
Purchase of mineral property, plant and equipment	(6,982)	(3,600)	(21,834)	(8,523)
Cash used in investing activities	(7,869)	(3,784)	(23,013)	(9,277)
Financing
Borrowings	600		2,862
Financing costs paid				(378)
Proceeds from warrants exercised net of fees			19,645
Proceeds from stock options exercised			1,010
Proceeds from shares issued for cash			16
Withholding taxes on settlement of share-based payments	(376)	(183)	(1,248)	(402)
Lease payments	(441)	(350)	(1,250)	(867)
Cash (used in) provided by financing activities	(217)	(533)	21,035	(1,647)
Net increase (decrease) in cash	672	(2,447)	18,515	(4,776)
Cash and cash equivalents at beginning of the period(1)	26,026	6,002	7,770	8,331
Exchange gain on cash and cash equivalents	144		557
Cash and cash equivalents at end of the period(1)	26,842	3,555	26,842	3,555
Taxes paid in cash				994
Interest paid on leases	$ 83	$ 98	$ 265	$ 256